18. Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [abstract]
Schedule of leases

The breakdown and changes in the present value of future lease payments are shown below:

		2019											2020
	Weighted average rate (p.a.)	Current	Non-current	Total	Additions	Write-offs	Contractual amendment	Payments	Deposit in guarantee	Interest incurred	Interest paid	Exchange rate change	Current	Non-current	Total
In R$:
Leases without purchase option	13.11%	21,781	23,026	44,807	5,189	-	399	(15,044)	-	12,164	-	-	32,530	14,985	47,515
Total		21,781	23,026	44,807	5,189	-	399	(15,044)	-	12,164	-	-	32,530	14,985	47,515

In US$:
Leases with purchase option	3.72%	128,936	419,894	548,830	-	(618,486)	-	(26,049)	-	4,592	(4,530)	95,643	-	-	-
Leases without purchase option	12.03%	1,253,995	4,205,148	5,459,143	449,059	(85,678)	220,849	(1,017,599)	(44,736)	801,773	-	1,737,614	1,268,226	6,252,199	7,520,425
Total		1,382,931	4,625,042	6,007,973	449,059	(704,164)	220,849	(1,043,648)	(44,736)	806,365	(4,530)	1,833,257	1,268,226	6,252,199	7,520,425

Total Leases		1,404,712	4,648,068	6,052,780	454,248	(704,164)	221,248	(1,058,692)	(44,736)	818,529	(4,530)	1,833,257	1,300,756	6,267,184	7,567,940

Schedule of future payments of financial lease agreements

The future payments of leases liabilities agreements are detailed as follows:

	Without purchase option		With purchase option
	2020	2019	2019
2020	-	1,691,357	148,613
2021	2,102,771	1,324,403	148,744
2022	1,982,685	1,125,060	207,654
2023	1,642,264	904,627	72,801
2024	1,260,405	651,245	11,279
Thereafter	3,720,405	1,287,742	5,551
Total minimum lease payments	10,708,530	6,984,434	594,642
Less total interest	(3,124,338)	(1,480,484)	(45,812)
Present value of minimum lease payments	7,584,192	5,503,950	548,830
Less current portion	(1,317,008)	(1,275,776)	(128,936)
Non-current portion	6,267,184	4,228,174	419,894